Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Warrant Activity

The summary of warrant activity is as follows, giving retroactive effect to the 1-to-100 Reverse Share Consolidation effected on November 14, 2025:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
December 31, 2024	—	—	$—	—
Granted/Acquired	4,448,262	4,448,262	$334.05	5
Exercised	(4,095,192)	(4,095,192)	$—	—
December 31, 2025	353,070	353,070	$334.05	4.66